Deposits, Prepayments and Other Receivables - Schedule of Deposits and Prepayments (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Deposits and Prepayments [Abstract]
Refundable deposits		$ 46,879	$ 18,548
Advance to suppliers		8	90
Deposits for investments	[1]	1,600,000
Other receivables	[2]	11,000	153,661
Total prepayments, deposits and other receivables		1,657,887	172,299
Less: amount classified as non-current assets		(1,600,000)
Amount classified as current assets		$ 57,887	$ 172,299

[1]	As of June 30, 2026, deposits for investments represent refundable deposits held directly by counterparties for pending equity investments in a private company incorporated in the State of Delaware, United States of America. The transaction was initially expected to close by July 2026, and subsequently, the closing date was extended to December 2026. Management remains in ongoing communication with the counterparty regarding the status of the transaction. Based on the contractual terms and the current status of these discussions, management expects the transaction to close or the deposit to be recovered within the extended timeline. Accordingly, no impairment has been recorded as of June 30, 2026.
[2]	As of June 30, 2025, other receivables mainly represent the non-trade receivables due from BU Production. BU Production ceased to be a subsidiary of the Company upon the completion of the disposal on September 25, 2023 and the balance with BU Production ceased to be eliminated on consolidation.